Note 2 - Allowance for Credit Losses: Allowance for Credit Losses on Financing Receivables (Tables)	6 Months Ended
Jun. 30, 2021
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	Three Months Ended June 30, 2021
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at March 31, 2021	$ 9,708	$ 5,778	$ 42,289	$ 261	$ 5,312	$ 63,348
Provision for Credit Losses	1,539	804	4,609	11	576	7,539
Charge-offs	(2,640)	(787)	(8,321)	-	(1,023)	(12,771)
Recoveries	812	272	4,056	1	345	5,486
Ending Balance	$ 9,419	$ 6,067	$ 42,633	$ 273	$ 5,210	$ 63,602

	Six Months Ended June 30, 2021
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at January 1, 2021	$ 10,765	$ 5,838	$ 43,833	$ 267	$ 5,625	$ 66,328
Provision for Credit Losses	2,467	1,534	8,661	7	1,465	14,134
Charge-offs	(5,487)	(1,748)	(17,970)	(2)	(2,595)	(27,802)
Recoveries	1,674	443	8,109	1	715	10,942
Ending Balance	$ 9,419	$ 6,067	$ 42,633	$ 273	$ 5,210	$ 63,602

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30,2020	June 30, 2021	June 30, 2020
Allowance for Credit Losses:
Beginning Balance	$ 63,348,497	$ 58,974,560	$ 66,327,674	$ 53,000,000
Impact of adopting ASC 326	-	-	-	2,158,161
Provision for credit losses	7,539,369	12,561,600	14,133,331	30,702,268
Charge-offs	(12,771,714)	(17,093,237)	(27,801,157)	(36,141,737)
Recoveries	5,485,595	4,323,480	10,941,899	9,047,711
Ending balance; collectively evaluated for impairment	$ 63,601,747	$ 58,766,403	$ 63,601,747	$ 58,766,403

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30,2020	June 30, 2021	June 30, 2020

Finance Receivables Ending Balance	$ 936,817,252	$ 825,074,569	$ 936,817,252	$ 825,074,569